Discontinued Operations (Details Textual) (USD $)	6 Months Ended	8 Months Ended
	Jun. 30, 2012	Aug. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discontinued Operations (Textual) [Abstract]
Outstanding Common Stock	57.00%
Closing Date of the Agreement		Aug. 31, 2012
Purchase Price	$ 850,000
Discontinued Operations Purchase Price	57.00%
Initial Payment of Purchase Price	400,000
Discontinued Operation net Accounts Receivable	188,000
Discontinued Operation Inventory	271,000		266,347	258,939
Discontinued Operation Prepaid expenses	$ 39,000